Equity (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 01, 2017
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares outstanding	41,172,173	41,172,173
Proceeds from Contributions from Parent	$ 0.0	$ 80.0	$ 70.0
Payments of Ordinary Dividends, Common Stock	95.0	43.8	39.0
THE DAYTON POWER AND LIGHT COMPANY [Member]
Class of Stock [Line Items]
Retained earnings / (deficit)	$ (107.1)	(231.6)
Common stock, shares outstanding	41,172,173
Accounts Payable, Related Parties, Current	$ 11.0	4.8
Proceeds from Contributions from Parent		80.0	70.0
Dividends, Common Stock, Cash	95.0	(43.8)	39.0	$ 70.0
Other Paid-In Capital [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Class of Stock [Line Items]
Proceeds from Contributions from Parent		(80.0)	(70.0)
Dividends, Common Stock, Cash	95.0	43.8	39.0
Generation [Member]
Class of Stock [Line Items]
Disposal Group, Including Discontinued Operation, Net Assets	$ 0.0	10.0	86.2		$ 86.2
Generation [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Class of Stock [Line Items]
Disposal Group, Including Discontinued Operation, Net Assets		$ 10.0	$ 86.2